Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

					Average Summary Compensation Table Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions) (h)	Attributable AFFO per Share(4) ($) (i)
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)		Compensation Actually Paid to PEO(1)(2) ($) (c)				Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return(3) ($) (g)
	First PEO	Second PEO	First PEO	Second PEO
2024	$1,180,670	$13,426,944	$(4,286,218)	$9,983,934	$5,740,405	$3,885,817	$91.03	$117.56	$2,280	$10.54
2023	$19,709,245	N/A	$21,275,411	N/A	$6,329,634	$6,804,693	$103.63	$112.04	$1,367	$9.87
2022	$18,306,709	N/A	$7,107,859	N/A	$6,533,531	$2,404,100	$98.36	$100.62	$1,697	$9.76
2021	$16,114,574	N/A	$25,716,706	N/A	$6,009,705	$9,674,287	$132.26	$134.06	$2,568	$9.43
2020	$15,735,310	$14,701,304	$17,412,648	$14,343,802	$5,727,014	$5,589,513	$99.52	$94.88	$1,692	$8.44
(1)For 2024, the first principal executive officer (PEO) was Thomas A. Bartlett and the second PEO was Steven O. Vondran, and the other NEOs were Rodney M. Smith, Olivier Puech, Sanjay Goel and Ruth T. Dowling. For 2023, the principal executive officer (PEO) was Thomas A. Bartlett and the other NEOs were Rodney M. Smith, Olivier Puech, Steven O. Vondran and Sanjay Goel. For 2022 and 2021, the PEO was Thomas A. Bartlett and the other NEOs were Rodney M. Smith, Edmund DiSanto, Olivier Puech and Steven O. Vondran. For 2020, the first PEO was James D. Taiclet and the second PEO was Thomas A. Bartlett, and the other NEOs were Rodney M. Smith, Edmund DiSanto, Olivier Puech, Amit Sharma and Steven O. Vondran.
(2)The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as “Compensation Actually Paid” for 2024 (a summary of adjustments made for 2020–2022 is included in our proxy statement for our 2023 Annual Meeting and a summary of adjustments made for 2023 is included in our proxy statement for our 2024 Annual Meeting):

	2024
Adjustments for Stock and Option Awards	First PEO	Second PEO	Other NEOs(i)
Summary Compensation Table Total	$1,180,670	$13,426,944	$5,740,405
(Minus): “Stock Awards” amount in Summary Compensation Total(ii)	$—	$(10,063,667)	$(4,022,032)
Plus: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end(iii)	$—	$8,284,043	$3,347,342
Plus (Minus): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end(iv)	$(3,651,576)	$(1,450,370)	$(1,014,062)
Plus (Minus): Change as of the vesting date in fair value of awards granted in any prior fiscal year that vested during the covered fiscal year(v)	$(1,815,312)	$(213,016)	$(165,836)
Compensation Actually Paid (as calculated)	$(4,286,218)	$9,983,934	$3,885,817
(1)Amounts presented are averages for the entire group of other NEOs.
(2)Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards (at target) by $206.75, the closing market price of shares of our Common Stock on the grant date, March 11, 2024. For the component of the PSUs subject to a market condition, calculated by multiplying the number of shares of Common Stock underlying the PSU awards (at target) by $216.11, the fair value on the grant date, March 11, 2024, determined using a Monte Carlo simulation model, which uses multiple input variables to determine the probability of satisfying the market condition requirements.
(3)Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards (at target) by $183.41, the closing market price of shares of our Common Stock on December 31, 2024. For the component of the PSUs subject to a market condition, calculated by multiplying the number of shares of Common Stock underlying the PSU awards (at target) by $96.67, the fair value on December 31, 2024, determined using a Monte Carlo simulation model, which uses multiple input variables to determine the probability of satisfying the market condition requirements.
(4)Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards by the difference of $183.41, the closing market price of shares of our Common Stock on December 31, 2024, and $215.88, the closing market price of shares of our Common Stock on December 29, 2023. For 2024, PSU awards granted in 2023 are calculated based on the target award amounts and PSU awards granted in 2022 are calculated based on a 135% payout performance level.
(5)Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards by the difference of the closing market price of shares of our Common Stock on the vesting dates and $215.88, the closing market price of shares of our Common Stock on December 29, 2023.
(3)Peer Group TSR consists of the FTSE Nareit All Equity REITs Index.
(4)Attributable AFFO per Share is a non-GAAP financial measure. Definitions of non-GAAP financial measures and reconciliations to GAAP can be found in Appendix A.

Company Selected Measure Name	AttributableAFFOper Share(4)($)(i)
PEO Total Compensation Amount		$ 19,709,245	$ 18,306,709	$ 16,114,574
PEO Actually Paid Compensation Amount		$ 21,275,411	7,107,859	25,716,706
Adjustment To PEO Compensation, Footnote	The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as “Compensation Actually Paid” for 2024 (a summary of adjustments made for 2020–2022 is included in our proxy statement for our 2023 Annual Meeting and a summary of adjustments made for 2023 is included in our proxy statement for our 2024 Annual Meeting):

	2024
Adjustments for Stock and Option Awards	First PEO	Second PEO	Other NEOs(i)
Summary Compensation Table Total	$1,180,670	$13,426,944	$5,740,405
(Minus): “Stock Awards” amount in Summary Compensation Total(ii)	$—	$(10,063,667)	$(4,022,032)
Plus: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end(iii)	$—	$8,284,043	$3,347,342
Plus (Minus): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end(iv)	$(3,651,576)	$(1,450,370)	$(1,014,062)
Plus (Minus): Change as of the vesting date in fair value of awards granted in any prior fiscal year that vested during the covered fiscal year(v)	$(1,815,312)	$(213,016)	$(165,836)
Compensation Actually Paid (as calculated)	$(4,286,218)	$9,983,934	$3,885,817
(1)Amounts presented are averages for the entire group of other NEOs.
(2)Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards (at target) by $206.75, the closing market price of shares of our Common Stock on the grant date, March 11, 2024. For the component of the PSUs subject to a market condition, calculated by multiplying the number of shares of Common Stock underlying the PSU awards (at target) by $216.11, the fair value on the grant date, March 11, 2024, determined using a Monte Carlo simulation model, which uses multiple input variables to determine the probability of satisfying the market condition requirements.
(3)Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards (at target) by $183.41, the closing market price of shares of our Common Stock on December 31, 2024. For the component of the PSUs subject to a market condition, calculated by multiplying the number of shares of Common Stock underlying the PSU awards (at target) by $96.67, the fair value on December 31, 2024, determined using a Monte Carlo simulation model, which uses multiple input variables to determine the probability of satisfying the market condition requirements.
(4)Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards by the difference of $183.41, the closing market price of shares of our Common Stock on December 31, 2024, and $215.88, the closing market price of shares of our Common Stock on December 29, 2023. For 2024, PSU awards granted in 2023 are calculated based on the target award amounts and PSU awards granted in 2022 are calculated based on a 135% payout performance level.
(5)Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards by the difference of the closing market price of shares of our Common Stock on the vesting dates and $215.88, the closing market price of shares of our Common Stock on December 29, 2023.
(3)Peer Group TSR consists of the FTSE Nareit All Equity REITs Index.
		(4)Attributable AFFO per Share is a non-GAAP financial measure. Definitions of non-GAAP financial measures and reconciliations to GAAP can be found in Appendix A
Non-PEO NEO Average Total Compensation Amount	$ 5,740,405	$ 6,329,634	6,533,531	6,009,705	$ 5,727,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,885,817	$ 6,804,693	2,404,100	9,674,287	5,589,513
Adjustment to Non-PEO NEO Compensation Footnote	The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as “Compensation Actually Paid” for 2024 (a summary of adjustments made for 2020–2022 is included in our proxy statement for our 2023 Annual Meeting and a summary of adjustments made for 2023 is included in our proxy statement for our 2024 Annual Meeting):

	2024
Adjustments for Stock and Option Awards	First PEO	Second PEO	Other NEOs(i)
Summary Compensation Table Total	$1,180,670	$13,426,944	$5,740,405
(Minus): “Stock Awards” amount in Summary Compensation Total(ii)	$—	$(10,063,667)	$(4,022,032)
Plus: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end(iii)	$—	$8,284,043	$3,347,342
Plus (Minus): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end(iv)	$(3,651,576)	$(1,450,370)	$(1,014,062)
Plus (Minus): Change as of the vesting date in fair value of awards granted in any prior fiscal year that vested during the covered fiscal year(v)	$(1,815,312)	$(213,016)	$(165,836)
Compensation Actually Paid (as calculated)	$(4,286,218)	$9,983,934	$3,885,817
(1)Amounts presented are averages for the entire group of other NEOs.
(2)Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards (at target) by $206.75, the closing market price of shares of our Common Stock on the grant date, March 11, 2024. For the component of the PSUs subject to a market condition, calculated by multiplying the number of shares of Common Stock underlying the PSU awards (at target) by $216.11, the fair value on the grant date, March 11, 2024, determined using a Monte Carlo simulation model, which uses multiple input variables to determine the probability of satisfying the market condition requirements.
(3)Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards (at target) by $183.41, the closing market price of shares of our Common Stock on December 31, 2024. For the component of the PSUs subject to a market condition, calculated by multiplying the number of shares of Common Stock underlying the PSU awards (at target) by $96.67, the fair value on December 31, 2024, determined using a Monte Carlo simulation model, which uses multiple input variables to determine the probability of satisfying the market condition requirements.
(4)Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards by the difference of $183.41, the closing market price of shares of our Common Stock on December 31, 2024, and $215.88, the closing market price of shares of our Common Stock on December 29, 2023. For 2024, PSU awards granted in 2023 are calculated based on the target award amounts and PSU awards granted in 2022 are calculated based on a 135% payout performance level.
(5)Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards by the difference of the closing market price of shares of our Common Stock on the vesting dates and $215.88, the closing market price of shares of our Common Stock on December 29, 2023.
(3)Peer Group TSR consists of the FTSE Nareit All Equity REITs Index.
		(4)Attributable AFFO per Share is a non-GAAP financial measure. Definitions of non-GAAP financial measures and reconciliations to GAAP can be found in Appendix A
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs Versus Total Shareholder Return and Peer Group Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs Versus Net Income
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid to PEO and Average Compensation Actually Paid to
Non-PEO NEOs Versus Attributable AFFO Per Share(1)
(1)Attributable AFFO per Share is a non-GAAP financial measure. Definitions of non-GAAP financial measures and reconciliations to GAAP can be found in Appendix A.

Tabular List, Table
Listed below are the financial performance measures that represent, in our assessment, the most important financial performance measures used by the Company to link compensation actually paid to our NEOs for the fiscal year ending December 31, 2024 to Company performance:

•Property Revenue(1)
•Adjusted EBITDA(2)
•Attributable AFFO per Share(2)
•ROIC(2)
(1)Total property revenue excludes pass-through revenue. For a reconciliation of total property revenue, excluding pass-through revenue, see Appendix A.
(2)Adjusted EBITDA, Attributable AFFO per Share and ROIC are non-GAAP financial measures. Definitions of non-GAAP financial measures and reconciliations to GAAP can be found in Appendix A.

Total Shareholder Return Amount	$ 91.03	$ 103.63	98.36	132.26	99.52
Peer Group Total Shareholder Return Amount	117.56	112.04	100.62	134.06	94.88
Net Income (Loss)	$ 2,280,000,000	$ 1,367,000,000	$ 1,697,000,000	$ 2,568,000,000	$ 1,692,000,000
Company Selected Measure Amount	10.54	9.87	9.76	9.43	8.44
Measure:: 1
Pay vs Performance Disclosure
Name	•Property Revenue(1)
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted EBITDA(2)
Measure:: 3
Pay vs Performance Disclosure
Name	•Attributable AFFO per Share(2)
Measure:: 4
Pay vs Performance Disclosure
Name	•ROIC(2)
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,180,670				$ 15,735,310
PEO Actually Paid Compensation Amount	(4,286,218)				17,412,648
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	13,426,944				14,701,304
PEO Actually Paid Compensation Amount	$ 9,983,934				$ 14,343,802